Product Sales year-on-year analysis: Q2 2026 (Tables)	6 Months Ended
Jun. 30, 2026
Product Sales year-on-year analysis: Q2 2026
Product Sales year-on-year analysis: Q2 2026

	World			US		Emerging Markets			Europe			Established RoW
For the quarter ended 30 June		Change			Change		Change			Change			Change
	$m	Act %	CER %	$m	Act %	$m	Act %	CER %	$m	Act %	CER %	$m	Act %	CER %
Tagrisso	1,941	7	6	845	11	512	5	1	383	9	4	201	(3)	2
Imfinzi	1,854	27	27	1,054	25	211	39	36	398	39	34	191	10	17
Calquence	1,022	17	16	687	18	67	36	30	225	13	9	43	3	3
Lynparza	829	(1)	(3)	351	(7)	170	4	(2)	240	5	1	68	(2)	3
Enhertu	338	47	44	-	-	223	43	41	68	34	28	47	n/m	98
Zoladex	304	7	2	5	10	239	9	4	42	10	5	18	(23)	(24)
Truqap	233	37	37	168	18	17	n/m	n/m	34	n/m	n/m	14	77	85
Imjudo	83	(7)	(7)	51	(11)	7	(3)	(3)	14	25	20	11	(21)	(16)
Datroway	4	n/m	n/m	-	-	4	n/m	n/m	-	-	-	-	-	-
Etcamah	3	n/m	n/m	-	-	3	n/m	n/m	-	-	-	-	-	-
Other Oncology	102	(4)	(5)	2	58	69	(2)	(5)	4	(15)	(28)	27	(11)	(3)
Oncology	6,713	15	13	3,163	14	1,522	16	12	1,408	19	14	620	5	10
Farxiga	1,804	(16)	(19)	219	(48)	694	(19)	(24)	808	6	1	83	(22)	(19)
Crestor	331	4	1	10	(18)	299	9	5	-	-	-	22	(31)	(27)
Brilinta	80	(62)	(63)	2	(98)	66	5	3	11	(79)	(80)	1	(31)	(17)
Lokelma	221	26	26	85	13	48	47	40	47	54	46	41	12	22
Seloken	157	6	2	-	-	153	6	2	3	(1)	(3)	1	12	4
roxadustat	14	(81)	(82)	-	-	14	(81)	(82)	-	-	-	-	-	-
Wainua	70	58	58	64	50	1	n/m	n/m	4	n/m	n/m	1	n/m	n/m
Baxfendy	3	n/m	n/m	2	n/m	1	n/m	n/m	-	-	-	-	-	-
Other CVRM	91	(34)	(35)	(7)	n/m	70	5	2	14	(64)	(64)	14	(20)	(14)
CVRM	2,771	(15)	(18)	375	(44)	1,346	(11)	(15)	887	-	(4)	163	(16)	(12)
Symbicort	671	(6)	(8)	254	(20)	191	14	10	145	6	2	81	(12)	(14)
Fasenra	570	14	13	338	10	46	81	75	129	3	(1)	57	29	34
Breztri	346	22	20	161	9	93	43	35	62	36	31	30	23	26
Tezspire	172	54	51	-	-	24	n/m	n/m	107	49	42	41	33	41
Saphnelo	209	25	24	175	21	7	68	64	19	58	51	8	31	38
Pulmicort	120	13	9	2	11	97	20	15	14	(5)	(9)	7	(17)	(17)
Airsupra	50	19	18	45	9	5	n/m	n/m	-	-	-	-	-	-
Other R&I	69	13	9	7	(55)	27	(1)	(8)	33	n/m	n/m	2	6	5
R&I	2,207	11	9	982	-	490	29	24	509	21	16	226	9	11
Beyfortus	47	(52)	(52)	38	(49)	-	-	-	8	(66)	(67)	1	34	58
FluMist	18	79	78	(2)	n/m	1	n/m	n/m	-	-	-	19	90	82
Other ID	34	(31)	(34)	(1)	73	30	(20)	(26)	1	78	69	4	(68)	(66)
ID*	99	(37)	(38)	35	(52)	31	(18)	(24)	9	(62)	(64)	24	7	6
Ultomiris	1,314	12	12	719	8	87	42	41	307	14	9	201	12	19
Soliris	389	(27)	(28)	199	(29)	135	(15)	(19)	28	(50)	(50)	27	(21)	(22)
Strensiq	536	36	36	452	42	16	2	2	37	20	14	31	7	15
Koselugo	177	29	27	52	-	54	51	45	50	34	27	21	78	90
Other Rare Disease	74	36	33	30	8	13	n/m	n/m	20	11	5	11	n/m	n/m
Rare Disease	2,490	9	8	1,452	8	305	10	6	442	7	3	291	13	20
Other Medicines	230	(4)	(6)	19	(9)	166	(10)	(13)	25	52	51	20	12	14
Total Medicines	14,510	5	4	6,026	3	3,860	4	-	3,280	11	7	1,344	4	9

The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth.

* ID: Infectious Disease